Recent developments (Details)	1 Months Ended
	Jun. 26, 2023 $ / shares	May 25, 2023 $ / shares	Jul. 13, 2023 $ / shares shares	May 30, 2023 $ / shares shares	Jul. 24, 2021 ₪ / shares	Jul. 24, 2021 $ / shares
Recent developments (Details) [Line Items]
Price per share (in Dollars per share) | (per share)				$ 7.5	₪ 0.01	$ 0.01
Number of common stock shares (in Shares) | shares				1.3223
Maximum [Member]
Recent developments (Details) [Line Items]
Number of shares held by stockholders percentage		59.00%
Minimum [Member]
Recent developments (Details) [Line Items]
Number of shares held by stockholders percentage		41.00%
Nano Dimension Ltd [Member]
Recent developments (Details) [Line Items]
Number of shares held by stockholders percentage		14.10%
Price per share (in Dollars per share) | $ / shares	$ 25	$ 18
Nano Dimension Ltd [Member] | Maximum [Member]
Recent developments (Details) [Line Items]
Number of shares held by stockholders percentage	51.00%	55.00%
Nano Dimension Ltd [Member] | Minimum [Member]
Recent developments (Details) [Line Items]
Number of shares held by stockholders percentage	46.00%	53.00%
3D Systems [Member]
Recent developments (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 7.5
Number of common stock shares (in Shares) | shares				1.2507
3D Systems [Member] | Subsequent Event [Member]
Recent developments (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 7.5
Number of common stock shares (in Shares) | shares			1.5444